Leases (Details) - Schedule of Right-Of-Use Assets Composition and Changes in Lease Liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Schedule of Right-Of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		$ 2,568		$ 3,093
Additions to right -of -use assets		6,546		551
Termination lease		(109)		(52)
Depreciation expense		(1,244)		(1,024)
Exchange rate differences
Repayment of lease liabilities
Ending balance		7,761		2,568
Rented Offices [Member]
Schedule of Right-Of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		1,732	[1]	2,165
Additions to right -of -use assets		5,131	[1]
Termination lease
Depreciation expense		(500)	[1]	(433)
Exchange rate differences
Repayment of lease liabilities
Ending balance	[1]	6,363		1,732
Vehicles [Member]
Schedule of Right-Of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		829		913
Additions to right -of -use assets		1,415		551
Termination lease		(109)		(52)
Depreciation expense		(738)		(583)
Exchange rate differences
Repayment of lease liabilities
Ending balance		1,397		829
Computers, Software, Equipment and Office Furniture [Member]
Schedule of Right-Of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		7		15
Additions to right -of -use assets
Termination lease
Depreciation expense		(6)		(8)
Exchange rate differences
Repayment of lease liabilities
Ending balance		1		7
Lease Liabilities [Member]
Schedule of Right-Of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance	[2]	3,193	[3],[4]	4,314
Additions to right -of -use assets		6,682	[3],[4]	551	[2]
Termination lease		(107)	[3],[4]	(59)	[2]
Depreciation expense	[3],[4]
Exchange rate differences		(96)	[3],[4]	(448)	[2]
Repayment of lease liabilities		(850)	[3],[4]	(1,164)	[2]
Ending balance	[3],[4]	$ 8,822		$ 3,193	[2]

[1]	Out of the Depreciation expense $20 thousand was capitalized to the Leasehold Improvements.
[2]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.94%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.
[3]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.
[4]	The balance does not include current maturities of lease of $134 thousand that were classified to other accounts receivables due to expected lease incentive.